Equity	3 Months Ended
Jan. 31, 2025
Equity [Abstract]
Equity
NOTE 12: EQUITY
The following table summarizes the changes

to the shares and other equity instruments

issued and outstanding,

and treasury instruments held as at and

for the
three months ended January 31, 2025 and

January 31, 2024.
Shares and Other Equity Instruments

Issued and Outstanding and Treasury Instruments

Held
(millions of shares or other equity instruments
and millions of Canadian dollars) For the three months ended

January 31, 2025 January 31, 2024
Number Number
of shares Amount of shares Amount
Common Shares
Balance as at beginning of period 1,750.3 $ 25,373 1,791.4 $ 25,434
Proceeds from shares issued on exercise
of stock options 0.3 25 0.6 42
Shares issued as a result of dividend
reinvestment plan 1.6 130 1.7 137
Purchase of shares for cancellation and other – – (20.9) (295)
Balance as at end of period – common shares 1,752.2 $ 25,528 1,772.8 $ 25,318
Preferred Shares and Other Equity Instruments
Preferred Shares – Class A
Balance as at beginning of period 91.6 $ 3,900 143.6 $ 5,200
Redemption of shares 1 (20.0) (500) – –
Balance as at end of period 71.6 $ 3,400 143.6 $ 5,200
Other Equity Instruments
2
Balance as at beginning of period 5.8 $ 6,988 5.0 $ 5,653
Issue of limited recourse capital notes 3 0.7 750 – –
Balance as at end of period 6.5 7,738 5.0 5,653
Balance as at end of period – preferred

shares
and other equity instruments 78.1 $ 11,138 148.6 $ 10,853
Treasury – common shares 4
Balance as at beginning of period 0.2 $ (17) 0.7 $ (64)
Purchase of shares

44.9 (3,504) 37.5 (3,096)
Sale of shares (44.6) 3,483 (37.5) 3,102
Balance as at end of period – treasury
– common shares 0.5 $ (38) 0.7 $ (58)
Treasury – preferred shares and
other equity instruments 4
Balance as at beginning of period 0.2 $ (18) 0.1 $ (65)
Purchase of shares and other equity instruments

2.4 (1,120) 1.7 (98)
Sale of shares and other equity instruments (2.1) 1,087 (1.7) 136
Balance as at end of period – treasury
– preferred shares and other equity

instruments
0.5 $ (51) 0.1 $ (27)
On January 31, 2025, the Bank redeemed all of its 20

million outstanding Non-Cumulative 5-Year

Rate Reset Class A First Preferred Shares NVCC, Series 5 (“Series 5 Preferred
Shares”), at a redemption price of $ 25.00

per Series 5 Preferred Share, for a total redemption cost of approximately $
500

million.
2

For Other Equity Instruments, the number of shares represents the number of notes issued.
3

On December 18, 2024, the Bank issued $
750

million
5.909
% Fixed Rate Reset Limited Recourse Capital Notes, Series 5 NVCC (the “LRCNs”). The LRCNs

will bear interest at a rate of
5.909

per cent annually, payable quarterly,

for the initial period ending on, but excluding, January 1, 2030. Thereafter, the interest rate on the LRCNs will reset every
five years

at a rate
equal to the prevailing Government of Canada Yield plus 3.10 per cent. The LRCNs will mature on January 1, 2085. Concurrently with the issuance of the LRCNs, the

Bank issued
750,000

Non-Cumulative
5.909
% Fixed Rate Reset Preferred Shares, Series 32 NVCC (“Preferred Shares Series 32”). The Preferred

Shares Series 32 are eliminated on the Bank’s
Consolidated Financial Statements.
4

When the Bank purchases its own equity instruments as part of its trading business, they are classified as treasury instruments and the cost of these instruments is recorded as a reduction in equity.
DIVIDENDS
On February 26, 2025, the Board approved

a dividend in an amount of one dollar and

five cents ($
1.05
) per fully paid common share in the capital

stock of the
Bank for the quarter ending April 30, 2025, payable

on and after April 30, 2025, to shareholders

of record at the close of business on April

10, 2025.
DIVIDEND REINVESTMENT PLAN
The Bank offers a dividend reinvestment plan

for its common shareholders. Participation in

the plan is optional and under the terms of the

plan, cash dividends on
common shares are used to purchase additional

common shares. At the option of the Bank,

the common shares may be issued from treasury

at an average
market price based on the last five trading

days before the date of the dividend payment,

with a discount of between
0 % to 5 % at the Bank’s discretion or
purchased from the open market at market

price.
During the three months ended January 31,

2025, the Bank issued
1.6

million (three months ended January 31,

2024 –
2.0

million) common shares from
treasury with no

discount.
NORMAL COURSE ISSUER BID
On August 28, 2023,

the Bank announced that the Toronto Stock Exchange and OSFI approved a normal course issuer bid (NCIB) to

repurchase for cancellation
up to 90

million of its common shares. The NCIB commenced

on August 31, 2023 and continued until

August 31, 2024. From the commencement

of the NCIB to
August 31, 2024, the Bank repurchased 71.4

million shares under the program. The NCIB

terminated on August 31, 2024 and therefore,

there was
no

repurchase
of common shares by the Bank under the

NCIB during the three months ended

January 31, 2025. During the three months

ended January 31, 2024,

the Bank
repurchased 20.9

million common shares, at an average price

of $
82.39

per share for a total amount of $
1.7

billion.
Subsequent to the quarter end, on February

24, 2025, the Bank announced that the

Toronto Stock Exchange and OSFI had

approved the Bank’s previously
announced NCIB to purchase for cancellation

up to
100

million of its common shares. The NCIB

will commence on March 3, 2025 and end

on February 28, 2026,
or such earlier date as the Bank may determine.